Segment Information - Revenue from Operations Abroad (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]	Dec. 31, 2019 [1]
Disclosure of operating segments [line items]
Revenue	R$ 109,732,842	R$ 74,058,056	R$ 83,004,729
Brazil [member]
Disclosure of operating segments [line items]
Revenue	109,598,146	73,941,162	82,927,227
Other Latin American countries [member]
Disclosure of operating segments [line items]
Revenue	69,523	45,356	40,655
United States of America and Canada [member]
Disclosure of operating segments [line items]
Revenue	35,279	29,935	16,906
Europe [member]
Disclosure of operating segments [line items]
Revenue	18,876	34,460	17,058
Other [member]
Disclosure of operating segments [line items]
Revenue	R$ 11,018	R$ 7,143	R$ 2,883

[1]	For further information see Note 3.c.3.